summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
summary of significant accounting policies
Schedule of useful lives of property, plant, and equipment and intangible assets

Estimated useful lives 1
Network assets
Outside plant	17 to 40 years
Inside plant	4 to 25 years
Wireless site equipment	5 to 7 years
Balance of depreciable property, plant and equipment	3 to 40 years

(1)The composite depreciation rate for the year ended December 31, 2017, was 5.0% (2016 — 5.0%). The rate is calculated by dividing depreciation expense by an average of the gross book value of depreciable assets over the reporting period.

Estimated useful lives
Wireline subscriber base	25 years
Customer contracts, related customer relationships and leasehold interests	4 to 10 years
Software	2 to 10 years
Access to rights-of-way and other	5 to 30 years